Consolidated Balance Sheets (Parenthetical) - shares	3 Months Ended	12 Months Ended
	Feb. 29, 2020	Nov. 30, 2019
Statement of Financial Position [Abstract]
Common shares, authorized	Unlimited	Unlimited
Common shares, issued	23,678,105	18,252,243
Common shares, outstanding	23,678,105	18,252,243